Ariel Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 30, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:
ARIEL INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 033-07699
Investment Company Act Registration No: 811-4786
Ariel Fund (S000005024)
Ariel Appreciation Fund (S000005025)
Ariel Focus Fund (S000005026)
Ariel Discovery Fund (S000031125)
Ariel International Equity Fund (S000035291)
Ariel Global Equity Fund (S000035292)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel International Global Fund, is Post-Effective Amendment (“PEA”) No. 46 under the 1933 Act and Amendment No. 46 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective immediately upon filing.  This PEA No. 46 is being filed in order to provide updated financial information and to respond to comments from the Staff of the U.S. Securities and Exchange commission provided in regard to PEA No. 44 and PEA No. 45 filed on October 12, 2011.

Due to known technological problems with the SEC’s EDGAR filing system, as confirmed by Lynn Kenny on the EDGAR Filer Support Desk, identical Registration Statements were filed separately: PEA No. 44 filed under 1933 Act Rule 485(a)(1) was filed in order to register an new institutional class for Ariel Fund, Ariel Appreciation Fund, Ariel Focus and Fund and Ariel Discovery Fund, and PEA No. 45 filed under 1933 Act Rule 485(a)(2) was filed in order to register two new series, Ariel International Equity Fund and Ariel Global Equity Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia S. Mendez

Alia S. Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

Arthur Don
Tel 312.456.8438
Fax 312.456.8435
dona@gtlaw.com

December 29, 2011

Ariel Investments, LLC
200 East Randolph Drive, Suite 2900
Chicago, Illinois 60601

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Ariel Investment Trust
Post-Effective Amendment No. 46 under the Securities Act of 1933 - File No. 33- 7699 and Amendment No. 46 under the Investment Company Act of 1940 - File No. 811-4786

Dear Sir or Madam:

On behalf of Ariel Investment Trust (the “Company”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) is Post-Effective Amendment No. 46 under the Securities Act to the Company’s registration statement on Form N-1A.

This amendment is being filed pursuant to Rule 485(b) under the Securities Act.  The amendment (i) meets all of the requirements for effectiveness, and (ii) does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act.  This amendment incorporates various non-material changes to the Company’s registration statements filed pursuant to Rule 485(a) on October 12, 2011 (each a “485(a) Filing”) that the Company deems appropriate, most of which were made in response to staff comments.  Neither 485(a) Filing has not yet become effective as of the date hereof.

If you have any questions regarding the attached filing or require any additional information, please call me at (312) 456-8438.

             Very Truly Yours,
             GREENBERG TRAURIG, LLP

             /s/ Greenberg Traurig, LLP

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